SHARE-BASED COMPENSATION - Option activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Options outstanding
Outstanding at the beginning of the period	2,985,000	2,467,500
Granted	895,000	517,500
Outstanding at the end of the period	3,880,000	2,985,000	2,467,500
Exercisable	2,915,556	2,280,361
Weighted Average Exercise Price
Weighted Average Exercise price, Beginning of the period	$ 5.64	$ 6.12
Weighted Average Exercise price, granted	3.1	3.35
Weighted Average Exercise price, End of the period	5.05	5.64	$ 6.12
Exercisable	$ 5.68	$ 5.98
Weighted Average Remaining Contractual Term (in years)
Weighted average contractual life	7 years 7 months 9 days	7 years 9 months 21 days	8 years 6 months 10 days
Weighted average remaining contractual term, Granted	9 years 5 months 8 days	9 years 1 month 28 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 1 month 2 days	7 years 7 months 9 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning of the period	$ 251,550	$ 5,700
Aggregate Intrinsic Value, End of the period		251,550	$ 5,700
Aggregate Intrinsic Value, Exercisable		$ 55,342